Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment revenues:
Revenues	¥ 3,330,831	¥ 2,874,821	¥ 2,814,361
Segment profits:
Total segment profits	456,248	331,826	360,713
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	758	(394)	(137)
Income before Income Taxes	691,431	480,463	469,975
Segment assets:
Assets	18,002,776	16,866,251	16,322,100
Operating Segment
Segment revenues:
Revenues	3,326,146	2,871,405	2,804,921
Segment profits:
Total segment profits	732,597	544,668	561,521
Segment assets:
Assets	17,435,466	16,456,627	16,022,129
Corporate, Non-Segment
Segment revenues:
Revenues	84,865	64,628	64,922
Segment profits:
Corporate losses	(52,821)	(64,475)	(84,644)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	11,655	270	(6,902)
Segment assets:
Assets	2,956,157	2,494,395	2,307,313
Intersegment Eliminations
Segment revenues:
Revenues	(80,180)	(61,212)	(55,482)
Segment assets:
Assets	¥ (2,388,847)	¥ (2,084,771)	¥ (2,007,342)